EXHIBIT 99.10

AMC WAIVED CONDITIONS REPORT

Waived Exceptions

Run Date - 2/16/2016 10:11:29 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory
xxxxxxxxx	353646458	xxxxxxxxx	350579	353646458-4929	01/06/2016	Compliance	Compliance	Federal

Waived Exceptions

Run Date - 2/16/2016 10:11:29 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Exception	Exception Detail	Exception Information
xxxxxxxxx	353646458	xxxxxxxxx	TIL Right To Cancel - H-8 On Refinance By The Same Creditor	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Rescission not required as no cash to borrower in any form.

Waived Exceptions

Run Date - 2/16/2016 10:11:29 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Note Date
xxxxxxxxx	353646458	xxxxxxxxx	20.51% DTI on this loan < 43% guideline max - 22% below program guideline maximum 74.823% LTV < 80 guideline max 784 representative FICO score > 720 guideline minimum - 64 points above guideline minimum Borrowers both have job stability for 10+ years in their current jobs	Reviewer Comment (2016-01-15): ok		01/15/2016	2	XX/XX/XX

Waived Exceptions

Run Date - 2/16/2016 10:11:29 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Property State	Occupancy	Purpose	Fitch Overall Initial	Fitch Overall Final	Fitch Credit Initial	Fitch Credit Final	Fitch Compliance Initial	Fitch Compliance Final
xxxxxxxxx	353646458	xxxxxxxxx	IA	Primary	Refinance - Rate/Term	D	BW	A	A	D	BW

Waived Exceptions

Run Date - 2/16/2016 10:11:29 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Fitch Property Initial	Fitch Property Final	Originator QM ATR Status	TPR QM ATR Status
xxxxxxxxx	353646458	xxxxxxxxx	A	A	Safe Harbor QM	Safe Harbor QM